Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In January 2021, the Sponsor paid $25,000 to cover certain of the Company’s offering costs in consideration for the issuance of 7,187,500 shares of the Company’s Class B common stock (the “Founder Shares”). The Founder Shares included an aggregate of up to 937,500 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. As a result of the underwriters’ full exercise of their over-allotment option on May 6, 2021, no shares remain subject to forfeiture. On March 15, 2023, 7,047,500 Class B common stock was converted to Class A common stock not subject to redemption.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

In connection with the Extension Payments, on March 17, 2023, the Company issued an unsecured promissory note to the Sponsor in the aggregate amount of $567,130 (the “Extension Note”). As of March 31, 2024, the Company has deposited an aggregate of $567,130 of Extension Payments into the Trust Account and intends to continue to extend the Termination Date up to March 19, 2024. The Extension Note bears no interest and the principal balance is payable on the date of the consummation of the initial business combination. The Extension Note is not convertible into private placement warrants and the principal balance may be prepaid at any time. As of March 31, 2024, $567,130 was outstanding under this note.

On December 18, 2023, the Company issued an unsecured promissory note to our Sponsor in the aggregate amount of $104,029 (the “Extension Note 2”). As of March 31, 2024, the Company has deposited an aggregate of $11,559 of Extension Payments into the Trust Account and intends to continue to extend the Termination Date up to September 19, 2024. The Extension Note bears no interest and the principal balance is payable on the date of the consummation of the initial business combination. The Extension Note is not convertible into private placement warrants and the principal balance may be prepaid at any time.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity. The warrants would be identical to the Private Placement Warrants.

On February 25, 2022, the Company issued a promissory note to the Sponsor pursuant to which it may borrow up to an aggregate principal amount of $500,000. The promissory note is non-interest bearing and payable upon the consummation of a Business Combination. At the Sponsor’s discretion, the promissory note may be converted into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. On August 26, 2022, the Company issued a second promissory note to the Sponsor pursuant to which it may borrow up to an aggregate principal amount of $400,000. The promissory note is non-interest bearing and payable upon the consummation of a Business Combination. At the Sponsor’s discretion, the promissory note may be converted into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. On March 8, 2023, the Company issued a third promissory note to which it may borrow up to an aggregate principal amount of $750,000. The promissory note is non-interest bearing and payable upon the consummation of a Business Combination. At the Sponsor’s discretion, the promissory note may be converted into warrants of the post-Business Combination entity at a price of $1.50 per warrant, provided that the aggregate of such warrants, together with any warrants issued upon conversions pursuant to the promissory notes dated February 25, 2022 and August 26, 2022, do not exceed 1,000,000 warrants. The warrants would be identical to the Private Placement Warrants.

The Company has determined that bifurcation of a single derivative that comprises all of the fair value of the conversion feature (i.e., derivative instrument) is necessary under ASC 815-15-25-7 through 25-10. As a result the derivative value was deemed to be de minimus at the issuance date and at each subsequent reporting date resulting in no change in the value of the derivative. The derivative will continue to be monitored and measured at each reporting period until the notes are settled.

As of March 31, 2024 and December 31, 2023, there was an aggregate of $1,484,326 outstanding under the three promissory notes (together, the “Convertible Promissory Notes”). The Convertible Promissory Notes were valued at par value.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In January 2021, the Sponsor paid $25,000 to cover certain of the Company’s offering costs in consideration for the issuance of 7,187,500 shares of the Company’s Class B common stock (the “Founder Shares”). The Founder Shares included an aggregate of up to 937,500 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. As a result of the underwriters’ full exercise of their over-allotment option on May 6, 2021, no shares remain subject to forfeiture. On March 15, 2023, 7,047,500 Class B common stock was converted to Class A common stock not subject to redemption.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

In connection with the Extension Payments, on March 17, 2023, the Company issued an unsecured promissory note to the Sponsor in the aggregate amount of $567,130 (the “Extension Note”). As of December 31, 2023, the Company has deposited an aggregate of $567,130 of Extension Payments into the Trust Account and intends to continue to extend the Termination Date up to March 19, 2024. The Extension Note bears no interest and the principal balance is payable on the date of the consummation of the initial business combination. The Extension Note is not convertible into private placement warrants and the principal balance may be prepaid at any time. As of December 31, 2023, $567,130 was outstanding under this note.

On December 18, 2023, the Company issued an unsecured promissory note to our Sponsor in the aggregate amount of $104,029 (the “Extension Note 2”). As of December 31, 2023, the Company has deposited an aggregate of $11,559 of Extension Payments into the Trust Account and intends to continue to extend the Termination Date up to September 19, 2024. The Extension Note bears no interest and the principal balance is payable on the date of the consummation of the initial business combination. The Extension Note is not convertible into private placement warrants and the principal balance may be prepaid at any time.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity. The warrants would be identical to the Private Placement Warrants.

On February 25, 2022, the Company issued a promissory note to the Sponsor pursuant to which it may borrow up to an aggregate principal amount of $500,000. The promissory note is non-interest bearing and payable upon the consummation of a Business Combination. At the Sponsor’s discretion, the promissory note may be converted into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. On August 26, 2022, the Company issued a second promissory note to the Sponsor pursuant to which it may borrow up to an aggregate principal amount of $400,000. The promissory note is non-interest bearing and payable upon the consummation of a Business Combination. At the Sponsor’s discretion, the promissory note may be converted into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. On March 8, 2023, the Company issued a third promissory note to which it may borrow up to an aggregate principal amount of $750,000. The promissory note is non-interest bearing and payable upon the consummation of a Business Combination. At the Sponsor’s discretion, the promissory note may be converted into warrants of the post-Business Combination entity at a price of $1.50 per warrant, provided that the aggregate of such warrants, together with any warrants issued upon conversions pursuant to the promissory notes dated February 25, 2022 and August 26, 2022, do not exceed 1,000,000 warrants. The warrants would be identical to the Private Placement Warrants.

The Company has determined that bifurcation of a single derivative that comprises all of the fair value of the conversion feature (i.e., derivative instrument) is necessary under ASC 815-15-25-7 through 25-10. As a result the derivative value was deemed to be de minimus at the issuance date and at each subsequent reporting date resulting in no change in the value of the derivative. The derivative will continue to be monitored and measured at each reporting period until the notes are settled.

As of December 31, 2023 and 2022, there was an aggregate of $1,484,326 and $88,850 outstanding under the three promissory notes (together, the “Convertible Promissory Notes”), respectively. The Convertible Promissory Notes were valued at par value.